Intangible Assets, Net (Details) - Schedule of estimated future amortization expense - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of estimated future amortization expense [Abstract]
2020	$ 145,381
2021	145,381
2022	145,381
2023	145,381
2024	145,381
2025 and Thereafter	5,418,274
Estimated future amortization expense	$ 6,145,179	$ 6,395,138